INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES
Loss before income tax consisted of:

	$		$		$
	Year Ended December 31,

	2024		2023		2022

Macau operations		$42,813		$(25,450)		$(271,801)
Hong Kong and other jurisdictions operations		(141,292)		(120,715)		(89,124)

Loss before income tax		$(98,479)		$(146,165)		$(360,925)

The income tax expense (benefit) consisted of:

	$		$		$
	Year Ended December 31,

	2024		2023		2022

Income tax expense - current:
Macau Complementary Tax		$7,534		$—		$—
Hong Kong Profits Tax		5		7		1

Sub-total		7,539		7		1

Under (over) provision of income taxes in prior years:
Macau Complementary Tax		50		—		—
Hong Kong Profits Tax		(1)		(15)		—

Sub-total		49		(15)		—

Income tax (benefit) expense - deferred:
Macau Complementary Tax		(236)		(73)		381

Total income tax expense (benefit)		$7,352		$(81)		$382

A reconciliation of the income tax expense (benefit) from loss before income tax per the accompanying consolidated statements of operations is as follows:

	$		$		$
	Year Ended December 31,
	2024		2023		2022

Loss before income tax		$(98,479)		$(146,165)		$(360,925)
Macau Complementary Tax rate		12%		12%		12%
Income tax benefit at Macau Complementary Tax rate		(11,817)		(17,540)		(43,311)
Effect of different tax rates of subsidiaries operating in other jurisdictions		(6,352)		(5,432)		(3,449)
Under (over) provision in prior years		49		(15)		—
Effect of income for which no income tax expense is payable		(1,378)		(2,191)		(1,438)
Effect of expenses for which no income tax benefit is receivable		10,727		6,338		16,560
Effect of profits exempted from Macau Complementary Tax		—		(61)		—
Changes in valuation allowances		4,557		1,515		16,202
Expired tax losses		11,566		17,305		15,818

Income tax expense (benefit)		$7,352		$(81)		$382

SCIH and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, while certain of these subsidiaries incorporated in BVI are subject to Hong Kong Profits Tax on income derived from Hong Kong during the years ended December 31, 2024, 2023 and 2022. The remaining subsidiaries of SCIH incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2024, 2023 and 2022.
Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2024, 2023 and 2022, if applicable.
SCE applied for an extension of the Macau Complementary Tax exemption on profits generated from income from MRM for 2022 under the previous gaming subconcession and for the period of 10 years from 2023 to 2032 under the Concession to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. These applications are subject to the discretionary approval of the Macau government. The application for the Macau Complementary Tax exemption for 2023 to 2032 was confirmed to be rejected in September 2024. The dividend distributions of SCE from income tax exempted profits to its shareholders continue to be subject to the Macau Complementary Tax.
Global Anti-Base Erosion Model Rules (“Pillar Two”) have been enacted or substantively enacted in certain jurisdictions where the Company operates. Pillar Two is effective for the Company’s financial year beginning on January 1, 202
5
. The Company is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Company’s potential exposure to Pillar Two income taxes.
The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Company. Based on the assessment, the Pillar Two transitional safe harbor relief will apply or the effective tax rates are above
15%
in 2024. Based on management’s best estimate, the Company does not have exposure to Pillar Two top-up taxes for the year ended December 31, 2024.
The effective tax rates for the years ended December 31, 2024, 2023 and 2022 were
(7.5)
%,
0.1
% and (
0.1
)%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of
12
%, where the majority of the Company’s operations are located, primarily due to the effects of expired tax losses, expenses for which no income tax benefit is receivable, different tax rates of subsidiaries operating in other jurisdictions, income for which no income tax expense is payable and changes in valuation allowances for the relevant years.

The net deferred tax liabilities as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses carried forward	$46,650	$43,938
Depreciation and amortization	125,897	36,692
Lease liabilities	1,654	1,601
Other	79	165

Sub-total	174,280	82,396
Valuation allowances	(172,688)	(80,665)

Total deferred tax assets	1,592	1,731

Deferred tax liabilities:
Right-of-use assets	(1,397)	(1,394)
Unrealized capital allowances	—	(646)
Other	(272)	—

Total deferred tax liabilities	(1,669)	(2,040)

Deferred tax liabilities, net	$(77)	$(309)

As of December 31, 2024 and 2023, valuation allowances of $
172,688

and $
80,665
were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2024, adjusted operating tax losses carried forward, amounting to $
138,332
, $
133,803

and $
116,611

will expire in 2025, 2026 and 2027, respectively. Adjusted operating tax losses carried forward of $
96,383
 expired during the year ended December 31, 2024.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of SCIH available for distribution to SCIH of approximately $
745,397

and $745,689
as of December 31, 2024 and 2023
, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to SCIH. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, SCIH would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $
89,448

and $89,483
as of December 31, 2024 and
2023, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2024	2023	2022

At beginning of year	$—	$—	$—
Additions based on tax positions related to current year	7,562	—	—
Additions based on tax positions related to prior year	50	—	—

At end of year	$7,612	$—	$—

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate were $
7,612
and
nil
as of December
31
,
2024
and
2023
, respectively.
As of December 31, 2024 and 2023, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Income tax returns of SCIH’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.